OTHER RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Other Receivable [Abstract]
Schedule Of Other Receivables Disclosure [Table Text Block]
	September 30, 2014	December 31, 2013

Advanced to employees	$277,298	$109,278
Advanced to suppliers	7,552,844	3,673,494
Advanced to subcontractors and suppliers of new prawn project in Zhongshan	8,645,366	-
	$16,475,508	$3,782,772

	2013	2012

Cash advance paid as consideration to acquire investments	$-	$4,657,728
Advanced to employees	109,278	166,722
Advanced to suppliers	3,673,493	205,088
Miscellaneous		924,710
	$3,782,771	$5,954,248